CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Allowance for doubtful accounts (in dollars)	$ 935,865	5,665,692	$ 865,769	5,394,874
Allowance for Doubtful Accounts, Other Receivables (in dollars)	$ 598,747		$ 598,747
Common stock, par value (in dollars per share)	$ 0.002731		$ 0.002731
Common stock, shares authorized	18,307,038	18,307,038	18,307,038	18,307,038
Common stock, shares issued	4,668,000	4,668,000	4,620,000	4,620,000
Common stock, shares outstanding	4,668,000	4,668,000	4,620,000	4,620,000